Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment (Detail) - Commercial Mortgage Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 853,073	$ 1,043,187
Estimated Fair Value	$ 852,034	$ 1,044,531
Recorded Investment, % of Total	100.00%	100.00%
Estimated Fair Value, % of Total	100.00%	100.00%
Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 678,279	$ 954,348
Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	137,348	88,839
Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	37,446
Loan To Value Ratio Less Than 65%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	754,129	780,472
Estimated Fair Value	$ 752,667	$ 782,640
Recorded Investment, % of Total	88.40%	74.80%
Estimated Fair Value, % of Total	88.30%	74.90%
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 628,279	$ 731,577
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	88,404	48,895
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	37,446
Loan To Value Ratio 65% to 75%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	98,944	262,715
Estimated Fair Value	$ 99,367	$ 261,891
Recorded Investment, % of Total	11.60%	25.20%
Estimated Fair Value, % of Total	11.70%	25.10%
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 50,000	$ 222,771
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 48,944	$ 39,944
Loan To Value Ratio 76% to 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment, % of Total	0.00%	0.00%
Estimated Fair Value, % of Total	0.00%	0.00%
Loan To Value Ratio Greater than 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment, % of Total	0.00%	0.00%
Estimated Fair Value, % of Total	0.00%	0.00%